Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries	€ 1,316	€ 1,321	€ 1,261
Post-employment benefit costs	199	287	277
Social security charges	125	127	120
Other personnel costs	318	378	367
Shares	37	36	36
Total	€ 1,995	€ 2,149	€ 2,061